Prepayments and Other Assets - Components of Current and Non-Current Portions of Prepayments and Other Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current portion:
Contract assets	¥ 1,591,152	$ 249,686	¥ 1,509,586
VAT prepayments	711,114	111,589	805,360
Prepaid licensed copyrights	152,596	23,946	378,025
Receivables from online payment agencies	324,327	50,894	304,353
Advances to suppliers	219,605	34,461	213,686
Prepaid expenses	61,594	9,665	58,150
Deposits and prepaid rental fees	21,485	3,371	57,829
Others	184,650	28,977	188,866
Prepayments and other assets, current	3,266,523	512,589	3,515,855
Non-current portion:
Prepaid licensed copyrights	2,193,285	344,174	2,036,411
Licensed copyrights prepaid assets	571,518	89,684	474,073
Deposits and prepaid rental fees	46,635	7,318	154,627
Others	94,252	14,790	34,312
Prepayments and other assets, noncurrent	¥ 2,905,690	$ 455,966	¥ 2,699,423